UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   FORM 13F

                             FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2010

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:GENERAL AMERICAN INVESTORS COMPANY, INC.
Address: 100 PARK AVE 35TH FLOOR
         NEW YORK, NY 10017

13F File Number: 28-461

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.



Person Signing this Report on Behalf of Reporting Manager:

Name: Eugene S. Stark
Title: Vice-President, Administration
Phone: 212-916-8447
Signature, Place, and Date of Signing:

  Eugene S. Stark   New York, NY   April 28, 2010


Report Type (Check only one.):

[X]    13F HOLDINGS REPORT.

[ ]    13F NOTICE.

[ ]    13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:

        Form 13F File Number                Name


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:       0

Form 13F Information Table Entry Total:  58

Form 13F Information Table Value Total:  $917780553



List of Other Included Managers:

No.   13F File Number    Name

    COLUMN 1                          COLUMN 2     COLUMN 3   COLUMN 4      COLUMN 5    COLUMN 6  COLUMN 7            COLUMN 8
-----------------                    ----------   ---------- ----------    ----------  ---------- ---------          ----------

                                                             VALUE    SHARES/ SH/ PUT/ INVSTMT    OTHER   -----VOTING AUTHORITY-----
  NAME OF ISSUER                 -TITLE OF CLASS- --CUSIP-- x$1000    PRN AMT PRN CALL DSCRETN MANAGERS SOLE   SHARED     NONE
ABB Ltd. ADR                     COMMON           000375204    26208  1200000 SH       SOLE           1200000        0        0
Arch Capital Group Ltd.          COMMON           G0450A105    24019   315000 SH       SOLE            315000        0        0
Adams Express Company            COMMON           006212104     1358   128815 SH       SOLE            128815        0        0
Alexander & Baldwin, Inc.        COMMON           014482103     7803   236100 SH       SOLE            236100        0        0
Alpha Natural Resources, Inc.    COMMON           02076X102    12682   254200 SH       SOLE            254200        0        0
Apache Corporation               COMMON           037411105    29991   295478 SH       SOLE            295478        0        0
ASML Holding N.V.                COMMON           N07059186    24780   700000 SH       SOLE            700000        0        0
American Express Company         COMMON           025816109    13410   325000 SH       SOLE            325000        0        0
Berkshire Hathaway Inc. Class A  COMMON           084670108    13398      110 SH       SOLE               110        0        0
Cephalon, Inc.                   COMMON           156708109    23526   347100 SH       SOLE            347100        0        0
Central Securities Corporation   COMMON           155123102      702    35500 SH       SOLE             35500        0        0
Costco Wholesale Corporation     COMMON           22160K105    34333   575000 SH       SOLE            575000        0        0
Cisco Systems, Inc.              COMMON           17275R102    24989   960000 SH       SOLE            960000        0        0
CEMEX, S.A. de C.V. ADR          COMMON           151290889    19113  1872000 SH       SOLE           1872000        0        0
Cytokinetics, Incorporated       COMMON           23282W100     1696   529900 SH       SOLE            529900        0        0
Dell Inc.                        COMMON           24702R101    19376  1290000 SH       SOLE           1290000        0        0
Diageo plc ADR                   COMMON           25243Q205    23608   350000 SH       SOLE            350000        0        0
Devon Energy Corporation         COMMON           25179M103     6443   100000 SH       SOLE            100000        0        0
Epoch Holding Corporation        COMMON           29428R103    18817  1666667 SH       SOLE           1666667        0        0
Fidelity National Financial, Inc COMMON           31620R105    11115   750000 SH       SOLE            750000        0        0
Gilead Sciences, Inc.            COMMON           375558103     5434   119500 SH       SOLE            119500        0        0
Halliburton Company              COMMON           406216101    24104   800000 SH       SOLE            800000        0        0
Hewitt Associates, Inc.Class A   COMMON           42822Q100    18541   466100 SH       SOLE            466100        0        0
International Game Technology    COMMON           459902102    13838   750000 SH       SOLE            750000        0        0
J.C. Penney Company, Inc.        COMMON           708160106    12868   400000 SH       SOLE            400000        0        0
JPMorgan Chase & Co.             COMMON           46625H100    13425   300000 SH       SOLE            300000        0        0
Leap Wireless International, Inc COMMON           521863308     1276    78000 SH       SOLE             78000        0        0
McDermott International, Inc.    COMMON           580037109     8749   325000 SH       SOLE            325000        0        0
MetLife, Inc.                    COMMON           59156R108    12135   280000 SH       SOLE            280000        0        0
Microsoft Corporation            COMMON           594918104    16694   570000 SH       SOLE            570000        0        0
M&T Bank Corporation             COMMON           55261F104    11113   140000 SH       SOLE            140000        0        0
The Manitowoc Company, Inc.      COMMON           563571108     3032   233198 SH       SOLE            233198        0        0
MSCI Inc. Class A                COMMON           55354G100    14621   405000 SH       SOLE            405000        0        0
Nelnet, Inc.                     COMMON           64031N108    11786   635000 SH       SOLE            635000        0        0
NetEase.com, Inc.                COMMON           64110W102     5971   168100 SH       SOLE            168100        0        0
Nucor Corporation                COMMON           670346105     6807   150000 SH       SOLE            150000        0        0
Poniard Pharmaceuticals, Inc.    COMMON           732449301      225   195344 SH       SOLE            195344        0        0
PepsiCo, Inc.                    COMMON           713448108    18856   285000 SH       SOLE            285000        0        0
Pfizer Inc.                      COMMON           717081103    11247   655808 SH       SOLE            655808        0        0
PartnerRe Ltd.                   COMMON           G6852T105    21923   275000 SH       SOLE            275000        0        0
QUALCOMM Incorporated            COMMON           747525103    29372   700000 SH       SOLE            700000        0        0
Everest Re Group, Ltd.           COMMON           G3223R108    20233   250000 SH       SOLE            250000        0        0
Republic Services, Inc.          COMMON           760759100    27540   949000 SH       SOLE            949000        0        0
Royce Value Trust, Inc.          COMMON           780910105     1717   144955 SH       SOLE            144955        0        0
Symetra Financial Corporation    COMMON           87151Q106     2636   200000 SH       SOLE            200000        0        0
ProShares UltraShort 20+ Year    COMMON           74347R297    10712   220000 SH       SOLE            220000        0        0
Teradata Corporation             COMMON           88076W103    13001   450000 SH       SOLE            450000        0        0
The TJX Companies, Inc.          COMMON           872540109    75473  1775000 SH       SOLE           1775000        0        0
Transatlantic Holdings, Inc.     COMMON           893521104     4382    83000 SH       SOLE             83000        0        0
The Travelers Companies, Inc.    COMMON           89417E109    10788   200000 SH       SOLE            200000        0        0
Textron Inc.                     COMMON           883203101     4564   215000 SH       SOLE            215000        0        0
United Technologies Corporation  COMMON           913017109    23923   325000 SH       SOLE            325000        0        0
Verifone Holdings, Inc. 1 3/8%   NOTE             92342YAB5     9100 10000000 PRN      SOLE          10000000        0        0
Weatherford International Ltd.   COMMON           G95089101    34099  2150000 SH       SOLE           2150000        0        0
Waste Management, Inc.           COMMON           94106L109    21691   630000 SH       SOLE            630000        0        0
Wal-Mart Stores, Inc.            COMMON           931142103    30580   550000 SH       SOLE            550000        0        0
Xerox Corporation                COMMON           984121103    18525  1900000 SH       SOLE           1900000        0        0
XTO Energy Inc.                  COMMON           98385X106     9436   200000 SH       SOLE            200000        0        0